ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
ASSETS HELD FOR SALE

NOTE 7 – ASSETS HELD FOR SALE

	Properties Held-For-Sale
	Number of Properties	Net Book Value (in thousands)

December 31, 2013 (1)	4	$1,356
Properties sold (2)	(3)	(686)
Properties added	3	12,122
December 31, 2014 (1)	4	$12,792
Properties sold/other (3)	(5)	(16,877)
Properties added (4)	4	10,684
December 31, 2015 (5)	3	$6,599
(1)	Includes one parcel of land and three facilities.
(2)	In 2014, we sold these facilities for approximately $2.8 million in net proceeds recognizing a gain on sale of approximately $2.0 million.
(3)	In 2015, the parcel of land was reclassified to closed facilities. In addition, we sold four facilities for approximately $25.5 million in net proceeds recognizing a gain on sale of approximately $8.8 million.
(4)	In 2015, we recorded a $3.0 million impairment charge on a SNF in New Mexico to reduce its net book value to its estimated fair value less costs to sell.
(5)	Includes three facilities.